Consolidated Statemenets of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
REVENUES:
Revenues	$ 206,682	$ 201,548	$ 154,040
Commissions	(8,921)	(8,357)	(6,008)
Net revenues	197,761	193,191	148,032
EXPENSES:
Voyage expenses	(13,715)	(6,378)	(3,932)
Vessel operating expenses	(68,569)	(63,512)	(52,794)
Depreciation	(50,310)	(48,067)	(51,424)
General and administrative expenses
Management fee to related parties	(18,050)	(16,536)	(13,511)
Company administration expenses	(2,589)	(2,706)	(2,607)
Early redelivery cost, net	(63)	(105)	(1,263)
Other operating expense	(414)	0	(390)
Loss on sale of assets	0	0	(120)
Impairment loss	0	0	(91,293)
Operating (loss)/income	44,051	55,887	(69,302)
OTHER (EXPENSE)/INCOME:
Interest expense	(26,815)	(25,713)	(23,224)
Other finance income/(cost)	(714)	(973)	7,651
Interest income	1,558	929	799
Gain/(loss) on derivatives	(121)	18	72
Foreign currency gain/(loss)	(76)	(670)	1,782
Amortization and write-off of deferred finance charges	(1,845)	(1,794)	(2,457)
Net (loss)/income	16,038	27,684	(84,679)
Less preferred dividend	11,498	11,384	12,316
Less preferred deemed dividend	199	0	2,146
Net (loss)/income available to common shareholders	$ 4,341	$ 16,300	$ (99,141)
(Loss)/earnings per share in U.S. Dollars, basic and diluted (in USD per share)	$ 0.04	$ 0.16	$ (0.98)
Weighted average number of shares, basic and diluted (in shares)	101,686,312	101,604,339	100,932,876